Report of Directors Financial Review Risk Report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to insurance underwriting risk factors (Details) - Insurance Risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Mortality and/or morbidity rates
Disclosure of types of insurance contracts [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	5.00%	5.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	5.00%	5.00%
Effect on CSM due to increase in risk variable	$ (310)	$ (282)
Effect on CSM due to decrease in risk variable	322	297
Effect on profit after tax (net) due to increase in risk variable	(6)	(21)
Effect on profit after tax (net) due to decrease in risk variable	3	23
Effect on total equity (net) due to increase in risk variable	(6)	(30)
Effect on total equity (net) due to decrease in risk variable	$ 3	$ 36
Lapse rates
Disclosure of types of insurance contracts [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	10.00%	10.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	10.00%	10.00%
Effect on CSM due to increase in risk variable	$ (85)	$ (92)
Effect on CSM due to decrease in risk variable	87	102
Effect on profit after tax (net) due to increase in risk variable	(15)	(16)
Effect on profit after tax (net) due to decrease in risk variable	12	14
Effect on total equity (net) due to increase in risk variable	(17)	(20)
Effect on total equity (net) due to decrease in risk variable	$ 14	$ 23
Expense rates
Disclosure of types of insurance contracts [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	10.00%	10.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	10.00%	10.00%
Effect on CSM due to increase in risk variable	$ (48)	$ (66)
Effect on CSM due to decrease in risk variable	49	68
Effect on profit after tax (net) due to increase in risk variable	(14)	(11)
Effect on profit after tax (net) due to decrease in risk variable	12	12
Effect on total equity (net) due to increase in risk variable	(14)	(15)
Effect on total equity (net) due to decrease in risk variable	$ 12	$ 15